Summary of significant accounting policies (Details Textual)	12 Months Ended											12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Electronic Learning Devices [Member]	Jun. 30, 2013 Teaching Materials [Member]	Jun. 30, 2013 Trade Accounts Receivable [Member] USD ($)	Jun. 30, 2013 Trade Accounts Receivable [Member] CNY	Jun. 30, 2012 Trade Accounts Receivable [Member] CNY	Jun. 30, 2011 Trade Accounts Receivable [Member] CNY	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Trade Accounts Receivable [Member] Two Customers [Member]	Jun. 30, 2012 Minimum [Member] Trade Accounts Receivable [Member] Two Customers [Member]	Jun. 30, 2011 Minimum [Member] Trade Accounts Receivable [Member] Two Customers [Member]	Jun. 30, 2013 Maximum [Member]
Finite-Lived Intangible Asset, Useful Life												1 year				19 years
Impairment loss on intangible assets	$ 0	0		3,000,000	942,678
Value Added Tax Rate	5.00%	5.00%				17.00%	13.00%
Pension Expense	2,578,731	15,826,701		10,628,770	6,169,297
Government Subsidy	713,380	4,378,297		1,064,143	444,667
Percentage Of Recognized Income Tax Positions	50.00%	50.00%
Allowance for Doubtful Accounts Receivable	170,437	1,046,041		583,753	0			45,936	281,930	647,707	1,529,876
Foreign Currency Translation Adjustment, Description	US$1.00 = RMB6.1374	US$1.00 = RMB6.1374
Interest income	265,051	1,626,726		1,402,253	1,880,147
Advertising Cost	362,906	2,305,542		2,648,482	761,674
Goodwill, Impairment Loss	0	0	9,000,000	57,393,867	0
Goodwill, Impaired, Accumulated Impairment Loss	$ 9,000,000	57,393,867	$ 9,000,000	57,393,867
Concentration Risk, Percentage													10.00%	10.00%	10.00%